RICHARD GOODNER
Attorney at Law
6608 Emerald Drive
Colleyville, Texas  76034
(214) 587-0653 (phone)
(817) 488-2453 (fax)

December 20, 2010

Mr. Duc Dang
United States Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.W.
Washington, D.C. 20549

Re:	SMSA Katy Acquisition Corp.
Registration Statement on Form 10
SEC File No. 0-54092
Amendment No. 2

Dear Mr. Dang:

On behalf of SMSA Katy Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Amendment No. 2 to the Registration Statement on Form 10.  We are also filing herewith the Registrant’s supplemental response dated Decembe 20, 2010 relating to Amendment No. 2 to Registrant's Registration Statement on Form 10.  If the Staff has any questions or comments, please contact the undersigned at telephone 214-587-0653 or fax 817-488-2453.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner